Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

Note 8 - Property, Plant and Equipment, Net

	December 31
	2019	2020
	US$ thousands

Machinery and equipment	13,374	15,494
Office furniture and equipment	924	991
Leasehold improvements	2,528	2,884

Property, plant and equipment	16,826	19,369

Accumulated depreciation	(13,252)	(15,259)

Property, Plant and equipment, net	3,574	4,110

Depreciation expense for the years ended December 31, 2018, 2019 and 2020 were US$ 2,190 thousand, US$ 1,731 thousand and US$ 2,000 thousand, respectively.